Related Party Assets (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Related party assets:
U-Haul receivables	$ 14,803		$ 7,801
Related party assets	182,035		316,157
SAC Holdings
Related party assets:
Notes receivable	72,397		195,426
U-Haul interest receivable	14,483		18,667
U-Haul receivables	22,336		30,297
Private Mini
Related party assets:
U-Haul notes, receivables and interest	68,593		68,798
Mercury
Related party assets:
U-Haul receivables	3,640		3,195
Insurance subsidiaries
Related party assets:
Other	$ 586	[1]	$ (226)	[1]

[1]	Timing differences for intercompany balances with insurance subsidiaries